Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	Fortune CPA, Inc
Auditor Firm ID	6901
Auditor Location	Orange, CA
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Erayak Power Solution Group Inc. (“the Company”) as of December 31, 2024 and 2023, and the related consolidated statements of operations and comprehensive loss (income), changes in shareholders’ equity, and cash flows for the years then ended, and the related notes (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for the years then ended, in conformity with accounting principles generally accepted in the United States of America.